FINANCIAL EXPENSE (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL LOSS (INCOME) [Abstract]
Interest income on short-term deposits	$ (111)	$ (146)	$ (39)
Foreign currency adjustments gains and other	(3)		(33)
Revaluation of warrants related to share purchase agreement	(79)	(55)
Total financial income	(193)	(201)	(72)
Bank and interest expenses	39	15	31
Foreign currency adjustments losses	408	6
Revaluation of warrants related to share purchase agreement			635
Interest on convertible debenture			288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture			1,547
Others	5	3
Total financial expenses	452	24	2,501
Financial expense (income), net	$ 259	$ (177)	$ 2,429